BUSINESS COMBINATIONS AND INVESTMENTS	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATIONS AND INVESTMENTS
BUSINESS COMBINATIONS AND INVESTMENTS

3.    BUSINESS COMBINATIONS AND INVESTMENTS

For the year ended December 31, 2023, GFL acquired 39 businesses, each of which GFL considers to be individually immaterial.

The following table presents the purchase price allocation based on the best information available to GFL to date:

	Year ended December 31,
	2023	2022
Net working capital, including cash acquired of $6.9 million and $48.1 million, respectively	$(26.4)	$34.6
Property and equipment	469.5	614.6
Intangible assets	453.3	482.3
Goodwill	529.8	526.4
Lease obligations	(29.7)	(19.3)
Long-term debt	(182.5)	(64.1)
Other long-term liabilities	(1.1)	(8.0)
Landfill closure and post-closure obligations	(18.3)	(34.9)
Deferred income tax liabilities	(83.5)	(52.4)
	1,111.1	1,479.2
Less:Non-controlling interests	—	(6.0)
Net assets acquired	$1,111.1	$1,473.2

Share capital in subsidiary issued	$7.4	$154.5
Cash paid	897.8	1,318.7
Contribution from non-controlling interests	205.9	—
Total Consideration	$1,111.1	$1,473.2

In addition to the cash consideration noted above, during the year ended December 31, 2023, GFL paid $31.2 million in additional consideration related to acquisitions from prior years.

GFL finalizes purchase price allocations relating to acquisitions within 12 months of the respective acquisition dates and, as a result, there may be differences between the provisional estimates reflected above and the final acquisition accounting. During the year ended December 31, 2023, GFL finalized the purchase price allocations for certain acquisitions resulting in an increase in net working capital of $15.4 million, a decrease in property and equipment of $31.0 million, an increase in intangible assets of $21.3 million, a decrease in lease obligations of $0.2 million, an increase in closure and post-closure obligations of $1.1 million, an increase in deferred income tax liabilities of $4.7 million and a decrease in goodwill of $0.1 million.

Approximately $143.7 million of the goodwill acquired during the year ended December 31, 2023 ($279.2 million during the year ended December 31, 2022) is expected to be deductible for tax purposes.

Since the respective acquisition dates, revenue and income before income taxes of approximately $209.1 million and $29.8 million, respectively, attributable to the 2023 acquisitions, are included in these Annual Financial Statements.

Pro forma results of operations

If the 2023 acquisitions had occurred on January 1, 2023, the unaudited consolidated pro forma revenue and income before income taxes for the year ended December 31, 2023 would have been $7,763.6 million and $234.3 million, respectively. The pro forma results do not purport to be indicative of the results of operations which would have resulted had the acquisitions occurred at the beginning of the year, nor are they necessarily indicative of future operating results.

Investments in joint ventures and associates

The following table presents the carrying value of GFL’s investments accounted for using the equity method for the periods indicated:

	December 31, 2023	December 31, 2022
Investment in associates	$229.1	272.1
Investment in joint ventures	89.9	54.5
	$319.0	$326.6

Associates

During the year ended December 31, 2023, GFL made contributions of $19.0 million ($nil for the year ended December 31, 2022) to associates. GFL considers each associate to be individually immaterial. GFL has accounted for these investments in associates using the equity method.

For the year ended December 31, 2023, GFL’s share of loss from continuing operations and total comprehensive loss from associates is $62.1 million ($21.1 million income from continuing operations and total comprehensive income for the year ended December 31, 2022).

Joint ventures

During the year ended December 31, 2023, GFL made contributions of $44.9 million ($47.6 million for the year ended December 31, 2022) to joint ventures. GFL considers each joint venture to be individually immaterial. GFL has accounted for these investments in joint ventures using the equity method.

For the year ended December 31, 2023, GFL’s share of loss from continuing operations and total comprehensive loss from joint ventures is $nil ($0.4 million for the year ended December 31, 2022).